SUBSEQUENT EVENTS - Partial spin-off (Details) - Aval Fiduciaria S.A. - COP ($) $ in Millions		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest (as a percent)		98.47%
Partial spin-off [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued for spin off, value	$ 91,085
Ownership interest (as a percent)	77.25%